Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 9,609,631	$ 13,953,513	$ 18,457
Grants receivable	332,774
Prepaid research and development	712,674	774,356
Prepaid expenses and other current assets	1,216,173	54,837	16,924
Total	11,871,252	14,782,706	35,381
Deferred initial public offering costs	2,783		2,873
Total assets	11,874,035	14,782,706	38,254
Current liabilities:
Accounts payable	715,016	1,720,680	1,001,699
Accrued expenses and other current liabilities	627,399	632,934	1,724,141
Deferred revenue	1,251,349	2,325,741	1,428,636
Notes payable	994,789	42,534	98,419
Total	3,588,553	4,721,889	4,252,895
Notes payable, net of current portion	248,911	276,461	275,375
Total liabilities	3,837,464	4,998,350	4,528,270
Commitments and contingencies (see Note 10,11)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000,000 and 0 shares authorized at December 31, 2020 and 2019; 0 shares issued and outstanding at December 31, 2020 and 2019
Common stock, $0.001 par value; 100,000,000 and 30,000,000 shares authorized; 10,050,849 and 8,180,937 shares issued and outstanding at December 31, 2020 and 2019	10,060	10,051	8,181
Additional paid-incapital	25,695,203	24,805,929	7,685,533
Accumulated deficit	(17,668,692)	(15,031,624)	(12,183,730)
Total	8,036,571	9,784,356	(4,490,016)
Total liabilities and stockholders' equity	$ 11,874,035	$ 14,782,706	$ 38,254